RELATED PARTY TRANSACTIONS (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties
Salaries, incentives and short-term benefits	$ 4,793	$ 4,082
Unit-based compensation expense including fair value adjustments	4,673	3,744
Total compensation paid or payable to key management personnel	$ 9,466	$ 7,826